Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of June 30, 2026 and December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:
Gross proceeds	$200,000,000
Less:
Proceeds allocated to Public Warrants	(3,000,000)
Proceeds allocated to over-allotment liability	(212,700)
Allocated issuance costs	(12,287,118)
Plus:
Accretion of carrying value to redemption value	15,618,999
Class A ordinary shares subject to possible redemption, December 31, 2025	200,119,181
Less:
Proceeds Allocated to Public Warrants	(225,000)
Allocated issuance costs	(894,315)
Plus:
Proceeds from partial exercise of over-allotment option	15,000,000
Changes on over-allotment liability at partial exercise of overallotment option	93,650
Accretion of carrying value to redemption value	2,964,639
Class A ordinary shares subject to possible redemption, March 31, 2026	217,058,155
Plus:
Accretion of carrying value to redemption value	1,921,278
Class A ordinary shares subject to possible redemption, June 30, 2026	$218,979,433
As of December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds	$200,000,000
Less:
Proceeds allocated to Public Warrants	(3,000,000)
Proceeds allocated to over-allotment	(212,700)
Allocated issuance costs	(12,287,118)
Plus:
Accretion of carrying value to redemption value	15,618,999
Class A ordinary shares subject to possible redemption, December 31, 2025	$200,119,181

Schedule of Basic and Diluted Net Income Per Ordinary Share

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026
	Redeemable Class A	Non- redeemable Class A and Class B	Redeemable Class A	Non- redeemable Class A and Class B
Basic net income per ordinary share
Numerator:
Allocation of net income	$837,126	$304,517	$2,060,886	$749,737

Denominator:
Basic weighted average shares outstanding	21,500,000	7,820,950	21,441,989	7,800,455
Basic net income per ordinary share	$0.04	$0.04	$0.10	$0.10
	For the Three Months Ended June 30, 2026		For the Six Months Ended June 30, 2026
	Redeemable Class A	Non- redeemable Class A and Class B	Redeemable Class A	Non- redeemable Class A and Class B
Diluted net income per ordinary share
Numerator:
Allocation of net income	$837,126	$304,517	$2,059,443	$751,180

Denominator:
Diluted weighted average ordinary shares outstanding	21,500,000	7,820,950	21,441,989	7,820,950
Diluted net income per ordinary share	$0.04	$0.04	$0.10	$0.10

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Period from July 21, 2025 (Inception) Through December 31, 2025
Basic net loss per ordinary share	Redeemable Class A	Non- Redeemable Class A and Class B
Basic net loss per ordinary share
Numerator:
Allocation of net loss	$(39,019)	$(304,054)
Denominator:
Basic weighted average shares outstanding	858,896	6,692,840
Basic net loss per ordinary share	$(0.05)	$(0.05)
	For the Period from July 21, 2025 (Inception) Through December 31, 2025
Diluted net loss per ordinary share	Redeemable Class A	Non- Redeemable Class A and Class B
Diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(39,019)	$(304,054)
Denominator:
Diluted weighted average shares outstanding	858,896	6,692,840
Diluted net loss per ordinary share	$(0.05)	$(0.05)